Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses [Line Items]
Losses and loss adjustment expenses	$ 7,545.9	$ 6,880.0
Other reporting segment cost of sales	2,653.2	1,821.4
Wages and salaries	1,929.7	1,567.2
Employee benefits	412.8	319.0
Depreciation, amortization and impairment charges	349.5	280.5
Operating lease costs	253.1	216.2
Premium taxes	210.9	152.7
Information technology costs	180.4	138.4
Audit, legal and tax professional fees	176.6	182.9
Other reporting segment marketing costs	102.7	65.4
Share-based payments to directors and employees	89.6	63.8
Restructuring costs	35.4	33.7
Loss on repurchase of borrowings	58.9	28.6
Administrative expense and other	498.8	471.2
Total expenses	14,497.5	12,221.0
Insurance and reinsurance companies
Expenses [Line Items]
Losses and loss adjustment expenses	7,545.9	6,880.0
Other reporting segment cost of sales	0.0	0.0
Wages and salaries	1,241.2	1,072.0
Employee benefits	309.5	242.1
Depreciation, amortization and impairment charges	181.2	136.5
Operating lease costs	93.5	79.3
Premium taxes	210.9	152.7
Information technology costs	155.9	122.2
Audit, legal and tax professional fees	136.4	155.7
Other reporting segment marketing costs	0.0	0.0
Share-based payments to directors and employees	78.4	58.4
Restructuring costs	25.9	30.6
Loss on repurchase of borrowings	0.0	0.0
Administrative expense and other	289.3	266.9
Total expenses	10,268.1	9,196.4
Non-insurance companies
Expenses [Line Items]
Losses and loss adjustment expenses	0.0	0.0
Other reporting segment cost of sales	2,653.2	1,821.4
Wages and salaries	688.5	495.2
Employee benefits	103.3	76.9
Depreciation, amortization and impairment charges	168.3	144.0
Operating lease costs	159.6	136.9
Premium taxes	0.0	0.0
Information technology costs	24.5	16.2
Audit, legal and tax professional fees	40.2	27.2
Other reporting segment marketing costs	102.7	65.4
Share-based payments to directors and employees	11.2	5.4
Restructuring costs	9.5	3.1
Loss on repurchase of borrowings	58.9	28.6
Administrative expense and other	209.5	204.3
Total expenses	$ 4,229.4	$ 3,024.6